Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

April 16, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hartford HLS Series Fund II, Inc. on behalf of Hartford Small/Mid Cap Equity HLS Fund

File Nos. 033-03920/811-04615

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated March 29, 2012, to the Prospectus and Summary Prospectus for the Fund listed above. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (860) 843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino

Senior Counsel

cc: Kathryn Cohen, Esq.